ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 12, 2022	Mar. 05, 2021	Mar. 12, 2012	May 16, 2022	Jan. 27, 2022	Dec. 17, 2021	Nov. 08, 2010	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	May 31, 2021	May 31, 2020
Winvests Group Ltd [Member]
Statement [Line Items]
Stock Issued During Period, Shares, Acquisitions			102,238,200
Membership interest			100.00%								100.00%
Issuance of common stock for donated service			98,984,744
Stockholders' Equity, Reverse Stock Split					1 for 250 reverse stock split				1 for 250 reverse split
Common Stock, Shares, Outstanding											2,081,719	2,078,299
Common Stock, Shares Authorized											4,500,000,000	4,500,000,000
Winvests Group Ltd [Member] | Common Class A [Member]
Statement [Line Items]
Stock Issued During Period, Shares, Acquisitions											500,000,000
Winvests Group Ltd [Member] | Common Class B [Member]
Statement [Line Items]
Stock Issued During Period, Shares, Acquisitions											1,000,000
Winvests Group Ltd [Member] | Series A Preferred Stock [Member]
Statement [Line Items]
Stock Issued During Period, Shares, Acquisitions		300,000,000
Membership interest		90.00%
Shares Issued, Price Per Share		$ 0.001
Asset Acquisition, Consideration Transferred		$ 700,000
Winvest Group Ltd [Member]
Statement [Line Items]
Issuance of common stock for donated service			98,984,744
Sale of Stock, Number of Shares Issued in Transaction			102,238,200
Stockholders' Equity, Reverse Stock Split						1 for 250
Common Stock, Shares, Outstanding										17,411,217
Common Stock, Shares Authorized									4,500,000,000	4,500,000,000
Winvest Group Ltd [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%				100.00%
Winvest Group Ltd [Member] | The Catalyst Group Entertainment [Member] | Share Exchange Agreement [Member]
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Winvest Group Ltd [Member] | Common Class A [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										500,000,000
Winvest Group Ltd [Member] | Common Class B [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										1,000,000
Winvest Group Ltd [Member] | Series A Preferred Stock [Member]
Statement [Line Items]
Shares Issued, Price Per Share		$ 0.001
Asset Acquisition, Consideration Transferred		$ 700,000
Sale of Stock, Number of Shares Issued in Transaction		300,000,000
Winvest Group Ltd [Member] | Series A Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		90.00%
Winvest Groups Ltd [Member]
Statement [Line Items]
Issuance of common stock for donated service			98,984,744
Shares Issued, Price Per Share								$ 4.00
Stockholders' Equity, Reverse Stock Split						1 for 250
Common Stock, Shares, Outstanding								17,526,075		17,411,217
Common Stock, Shares Authorized										4,500,000,000
Winvest Groups Ltd [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%				100.00%
Winvest Groups Ltd [Member] | The Catalyst Group Entertainment [Member] | Share Exchange Agreement [Member]
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Winvest Groups Ltd [Member] | Common Class A [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								500,000,000
Winvest Groups Ltd [Member] | Common Class B [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								1,000,000
Winvest Groups Ltd [Member] | Series A Preferred Stock [Member]
Statement [Line Items]
Shares Issued, Price Per Share		$ 0.001
Asset Acquisition, Consideration Transferred		$ 700,000
Sale of Stock, Number of Shares Issued in Transaction		300,000,000
Winvest Groups Ltd [Member] | Series A Preferred Stock [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		90.00%
Nevada LLC [Member] | Winvests Group Ltd [Member]
Statement [Line Items]
Stock Issued During Period, Shares, Acquisitions							102,238,200
Nevada LLC [Member] | Winvest Group Ltd [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							102,238,200
Nevada LLC [Member] | Winvest Groups Ltd [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							102,238,200
WSPVA [Member] | Winvests Group Ltd [Member]
Statement [Line Items]
Stock Issued During Period, Shares, Acquisitions											102,238,200
WSPVA [Member] | Winvest Group Ltd [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										102,238,200
WSPVA [Member] | Winvest Group Ltd [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										100.00%
WSPVA [Member] | Winvest Groups Ltd [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	102,238,200							102,238,200
WSPVA [Member] | Winvest Groups Ltd [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Statement [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
The Catalyst Group Entertainment [Member] | Winvest Group Ltd [Member] | Share Exchange Agreement [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				900,000
Common Stock, Shares, Outstanding				17,411,217
Common Stock, Shares Authorized				4,500,000,000
The Catalyst Group Entertainment [Member] | Winvest Groups Ltd [Member] | Share Exchange Agreement [Member]
Statement [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				900,000
Common Stock, Shares, Outstanding				17,411,217
Common Stock, Shares Authorized				4,500,000,000